Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Provision for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 2,757		$ 2,614		$ 2,108
Additions Changes in allowances, charges to expenses and changes to other accounts	2,326	[1]	2,375	[1]	2,045	[1]
Deductions	(884)	[2]	(2,232)	[2]	(1,539)	[2]
Balance at end of period	4,199		2,757		2,614
Provision for billing adjustments
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	627		1,297		2,037
Additions Changes in allowances, charges to expenses and changes to other accounts	497	[1]	(376)	[1]	(991)	[1]
Deductions	(117)	[2]	(294)	[2]	251	[2]
Balance at end of period	1,007		627		1,297
Transaction processing accruals - processing errors
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,409		1,724		5,322
Additions Changes in allowances, charges to expenses and changes to other accounts	9,468	[3]	7,458	[3]	2,805	[3]
Deductions	(7,247)	[2]	(6,773)	[2]	(6,403)	[2]
Balance at end of period	4,630		2,409		1,724
Deferred tax valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	14,691		12,976		11,751
Additions Changes in allowances, charges to expenses and changes to other accounts	5,534	[4]	2,298	[4]	1,557	[4]
Deductions	(1,262)	[5]	(583)	[5]	(332)	[5]
Balance at end of period	18,963		14,691		12,976
Provision for Fraud Losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	5,784
Additions Changes in allowances, charges to expenses and changes to other accounts	38,381	[1]	19,737	[1],[6]
Deductions	(37,853)	[2]	(13,953)	[2]
Balance at end of period	$ 6,312		$ 5,784

[1]	Amount reflected includes charges to (recoveries of) bad debt expense which are classified in selling, general and administrative expenses and the charges for billing adjustment which are recorded against revenues.
[2]	Accounts deemed to be uncollectible and written off during the year as it relates to bad debts. Amounts that relate to billing adjustments and transaction processing provisions reflect actual billing adjustments and processing errors charged against the allowances.
[3]	Amount reflected is the change in transaction processing provisions reflected in cost of services expenses.
[4]	Amount represents an increase in the amount of deferred tax assets, which more likely than not, will not be realized.
[5]	Amount represents a decrease in the amount of deferred tax assets, which more likely than not, will not be realized.
[6]	Includes $7.8 million of fraud losses on July 1, 2013 related to the acquisition of NetSpend.